Stockholders' Equity (Details - Fair value assumptions)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Expected volatility	97.04%
Weighted-average volatility	216.98%
Expected dividends	0.00%
Expected term (in years)	5 years
Risk-free interest rate	1.26%